Subsidiaries and Associate	6 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries and Associate
9.
SUBSIDIARIES AND ASSOCIATE

			Proportion of Ownership (%)
Investor	Investee	Nature of Activities	December 31 2022	June 30 2023
Subsidiaries
ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Pte. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%

Associate
ASLAN Pharmaceuticals Pte. Ltd.	Jaguahr Therapeutics Pte. Ltd. (“JAGUAHR”)	New drug research and development	35%	35%